CONDENSED STATEMENTS OF CASH FLOWS	9 Months Ended
Dec. 31, 2019 USD ($)
CONDENSED STATEMENTS OF CASH FLOWS
Net Loss	$ (417,407)
Amount due to related parties	254,515
Accrued expense	32,000
Net Cash Flows Used in Operating Activities:	(130,892)
Cash flow from financing activities:
Share issued for cash	222,020
Share to be issued	5,000,000
Related party loan	1,500,000
Net cash provided by financing activities:	6,722,020
Change in Cash and Cash Equivalents:	6,591,128
Cash and Cash Equivalents, Beginning of Period
Cash and Cash Equivalents, End of Period	6,591,128
Supplemental Cash Flow Information:
Cash paid for interest
Cash paid for taxes